Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table presents amounts received from other related parties for management fees, transaction-related fees and dividends for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Management fees and other	$14,418	$6,748	$1,613
Dividends	34,245	5,262	267
	$48,663	$12,010	$1,880